CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Mar. 31, 2013
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,125,000,000	1,125,000,000
Predecessor [Member]
Common Stock, Par Value Per Share		$ 0.001
Common Stock, Shares Authorized		1,000,000
Common Stock, Shares, Issued		1,000,000
Common Stock, Shares, Outstanding		100,000